Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel P. Moran
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

	Daniel P. Moran		St Louis MO		December 31st, 2007

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$520,717






List of Other Included Managers:

  No.	13F File Number	Name
Security
Type
Cusip
Mkt Value
Quantity
Mgrs
Sole
Voting
Authority
None
Activision Inc
COM
004930202
17,465
588034

210123

377911
Adobe Systems Inc
COM
00724F101
15,024
351600

126793

224807
Advanced Photonix Inc  Class A
COM
00754E107
30
15800

1800

14000
AGCO Corporation
COM
001084102
10,028
147510

47850

99660
Airtran Holdings Inc. Convertible Notes
CONV
00949PAB4
299
300000

0

300000
Amer Oriental Bioengineering
COM
028731107
179
16165

2290

13875
America Movil S A B DE C V  Sponsored ADR
COM
02364W105
14,282
232636

84801

147835
Apple Inc
COM
037833100
20,846
105238

38297

66941
Aqua America Inc.
COM
03836W103
243
11475

5844

5631
Archer Daniels Midland Co.
COM
039483102
211
4550

500

4050
Automatic Data Processing
COM
053015103
801
17985

7060

10925
Avery Dennison Corp.
COM
053611109
805
15155

6185

8970
Bank Of America Corporation
COM
060505104
846
20500

9192

11308
Bank of Nova Scotia
COM
064149107
352
6905

1850

5055
Bankunited Capital Trust Convertible Contingent Bonds
CONV
06652BAE3
830
1260000

25000

1235000
Becton Dickinson
COM
075887109
968
11585

3905

7680
Blackrock Inc
COM
09247X101
11,901
54895

18451

36444
Bunge Ltd
COM
G16962105
15,451
132725

43345

89380
Burlington Northern Santa Fe Inc.
COM
12189T104
430
5170

1565

3605
Canadian National Railway Co.
COM
136375102
664
14045

5340

8705
Chesapeake Energy Corp.
COM
165167107
1,130
28825

10125

18700
Chevron Corporation
COM
166764100
380
4072

4072

0
Chicago Bridge & Iron Company NV
COM
167250109
13,946
230735

75510

155225
Cisco Systems Inc
COM
17275R102
15,273
564196

208147

356049
Citigroup Inc.
COM
172967101
230
7829

5654

2175
CME Group Inc
COM
12572Q105
16,244
23680

7700

15980
Colgate Palmolive Co.
COM
194162103
676
8675

2300

6375
Commerce Bancshares Inc.
COM
200525103
249
5554

5554

0
ConocoPhillips
COM
20825C104
331
3747

1747

2000
CVS/Caremark Corporation
COM
126650100
871
21915

7870

14045
Devon Energy Convertible Unsecured Notes
CONV
25179MAB9
2,528
1450000

0

1450000
Diamond Offshore Drilling Inc.
COM
25271C102
298
2100

325

1775
EMC Corp. Convertible Senior Note
CONV
268648AM4
411
300000

0

300000
Emerson Electric Co
COM
291011104
1,604
28318

17438

10880
Energizer Holdings Inc
COM
29266R108
8,948
79799

29490

50309
EOG Resources Inc.
COM
26875P101
1,085
12160

4650

7510
Euro Tech Holding Company Ltd.
COM
G32030101
40
13863

1813

12050
Exxon Mobil Corporation
COM
30231G102
397
4235

3707

528
Fairfax Financial Holdings Ltd Convertible Senior Notes
CONV
303901AL6
541
400000

0

400000
Fiserv Inc
COM
337738108
885
15940

5055

10885
Fisher Scientific International Inc  Convertible Unsecured Notes
CONV
338032AX3
547
350000

50000

300000
Franklin Resources Inc
COM
354613101
676
5910

1275

4635
Furmanite Corporation
COM
361086101
132
11200

0

11200
Gamestop Corporation  Class A
COM
36467W109
17,290
278384

97667

180717
General Electric Company
COM
369604103
383
10330

7480

2850
Goldcorp Inc New
COM
380956409
236
6900

900

6000
Goldman Sachs Group Inc
COM
38141G104
14,627
68019

24429

43590
Google Inc  Class A
COM
38259P508
19,392
28044

10220

17824
Gorman-Rupp Company
COM
383082104
216
6914

586

6328
Grupo TMM SA- Sponsored ADR A
COM
40051D105
112
50000

0

50000
Hartford Fincl Services Group
COM
416515104
391
4490

1775

2715
Hewlett Packard Company
COM
428236103
14,607
289354

103804

185550
Hill International Inc
COM
431466101
229
16171

2250

13921
Intuitive Surgical Inc
COM
46120E602
17,603
54497

19817

34680
iShares DJ Select Dividend Index Fund
ETF
464287168
407
6310

6310

0
iShares Lehman 1-3YR Treasury Bond Fund
ETF
464287457
681
8280

8280

0
iShares Morningstar Large Growth Index
ETF
464287119
551
7712

7712

0
iShares MSCI EAFE Index Fund
ETF
464287465
2,915
37130

28820

8310
iShares Russell 2000 Index Fund
ETF
464287655
1,108
14588

10988

3600
I-Trax Inc.
COM
45069D203
82
23000

3000

20000
Jacobs Engineering Group Inc
COM
469814107
18,669
195260

63625

131635
Janus Capital Group Inc
COM
47102X105
13,376
407175

132795

274380
Johnson & Johnson
COM
478160104
1,053
15780

6005

9775
Kellwood Company Convertible Step-Up Notes
CONV
488044AF5
174
200000

0

200000
Kohls Corporation
COM
500255104
404
8820

2025

6795
Mad Catz Interactive Inc.
COM
556162105
33
28463

3063

25400
Magna Entertainment Corporation  Convertible Unsecured Notes
CONV
559211AD9
200
250000

0

250000
Magnetek Inc.
COM
559424106
48
11400

1400

10000
McDonalds Corp.
COM
580135101
807
13704

3484

10220
Medco Health Solutions Inc
COM
58405U102
16,716
164849

53344

111505
Medtronic Inc  Convertible Contingent Debentures Series B
CONV
585055AD8
688
690000

50000

640000
Met Pro Corp
COM
590876306
171
14234

1377

12857
Microsoft Corporation
COM
594918104
1,049
29455

12600

16855
Monsanto Company
COM
61166W101
25,708
230176

82637

147539
National-Oilwell Varco Inc
COM
637071101
9,069
123455

43250

80205
Newpark Resources Inc.
COM
651718504
64
11800

800

11000
Nextel Communications Senior Convertible Notes
CONV
65332VAY9
768
776000

80000

696000
Nike Inc  Class B
COM
654106103
8,636
134438

50122

84316
Nokia Corporation  Sponsored ADR
COM
654902204
13,818
359950

117450

242500
Noram Energy Corporation  Convertible Subordinated Debentures
CONV
655419AC3
2,806
2778500

101000

2677500
Nordstrom Inc
COM
655664100
295
8025

3410

4615
Nvidia Corp.
COM
67066G104
340
10000

10000

0
Oracle Corporation
COM
68389X105
834
36942

9702

27240
Orbit International Corp.
COM
685559304
87
10062

1437

8625
Parker-Hannifin Corp
COM
701094104
920
12221

4508

7713
Pepsico Inc.
COM
713448108
1,159
15266

6351

8915
PHC Inc. Class A
COM
693315103
82
27350

3850

23500
Praxair Inc
COM
74005P104
15,056
169727

59825

109902
Precision Castparts Corporation
COM
740189105
16,730
120618

43061

77557
Procter & Gamble Co.
COM
742718109
1,192
16234

6859

9375
Qualcomm Inc.
COM
747525103
608
15450

2265

13185
Research In Motion Ltd
COM
760975102
20,750
182978

64454

118524
Rogers Communications Inc  Class B
COM
775109200
8,122
179500

58250

121250
Rohm & Haas Co.
COM
775371107
960
18080

7510

10570
Royal Bank of Canada
COM
780087102
408
7940

1665

6275
Schlumberger Ltd.
COM
806857108
13,771
139989

49975

90014
Smith International Inc
COM
832110100
15,281
206919

73663

133256
St. Jude Medical Inc. Convertible Contingent Notes
CONV
790849AB9
353
355000

41000

314000
Synergetics USA Inc.
COM
87160G107
26
10500

0

10500
T Rowe Price Group Inc
COM
74144T108
16,109
264595

94258

170337
Target Corporation
COM
87612E106
853
17060

6980

10080
Thermo Fisher Scientific Inc
COM
883556102
12,942
224373

80863

143510
Trans-Lux Corporation
COM
893247106
104
16226

0

16226
Transocean Inc. ADR
COM
G90073100
691
4825

1143

3682
Versar Inc.
COM
925297103
137
20850

1750

19100
VMWare Inc  Class A
COM
928563402
8,137
95740

31440

64300
Walgreen Co.
COM
931422109
219
5738

4423

1315
WPCS International Inc.
COM
92931L203
100
10600

1300

9300
Yellow Roadway Corp. Contingent Senior Note
CONV
985577AA3
287
300000

0

300000